DOTDASH MEREDITH RESTRUCTURING CHARGES, TRANSACTION-RELATED EXPENSES AND CHANGE-IN-CONTROL PAYMENTS - Summary of Costs Incurred, Payments and Related Accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Charges Incurred			$ 80,200
Dotdash Meredith
Restructuring Reserve [Roll Forward]
Accrued at beginning of period	$ 1,890	$ 27,394
Charges Incurred	130	3,674
Reversal of Initial Cost	(331)	(4,199)
Payments	(1,689)	(24,979)
Accrued at end of period	0	1,890	27,394
Restructuring costs accrued	79,512
Operating Segments | Digital
Restructuring Reserve [Roll Forward]
Accrued at beginning of period	473	10,950
Charges Incurred	0	1,371
Reversal of Initial Cost	(223)	(1,827)
Payments	(250)	(10,021)
Accrued at end of period	0	473	10,950
Restructuring costs accrued	38,546
Operating Segments | Print
Restructuring Reserve [Roll Forward]
Accrued at beginning of period	1,119	12,055
Charges Incurred	94	1,625	33,400
Reversal of Initial Cost	(108)	(1,645)
Payments	(1,105)	(10,916)
Accrued at end of period	0	1,119	12,055
Restructuring costs accrued	33,398
Other | Dotdash Meredith
Restructuring Reserve [Roll Forward]
Accrued at beginning of period	298	4,389
Charges Incurred	36	678	7,600
Reversal of Initial Cost	0	(727)
Payments	(334)	(4,042)
Accrued at end of period	0	$ 298	$ 4,389
Restructuring costs accrued	$ 7,568